Transactions with Related Parties - Compensation for the Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries	₩ 4,139	₩ 3,487	₩ 5,956
Defined benefits plan expenses	1,005	761	2,845
Share option	2,542	1,598	146
Compensation for the key management	₩ 7,686	₩ 5,846	₩ 8,947